RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profit allocated to general reserve fund for PRC entities	10.00%	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund for PRC entities	50.00%	50.00%
Amount transferred to PRC statutory reserve funds	¥ 8,463	$ 1,210	¥ 8,395
Net assets subject to restriction	¥ 309,296	$ 44,229
Percentage of restricted investments	31.08%	31.08%